Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

24. Subsequent events

On January 24, 2024, the Company entered into an agreement with SBS Intl Group LLC. (“SBS”) to assist the Company in enhancing its market awareness and foster productive, continuing dialogues with shareholders and other market participants. The agreement grants SBS 100,000 share options with an exercise price of $1.05 and expiry date of January 24, 2026. Per the agreement 19,000 share options vest on the 45th day following the date of grant and 9,000 share options vest on a monthly basis starting in the fourth month following the date of grant.

On January 2024, the Company entered into an agreement with Draper, Inc. (“Draper”) and Carriage House Capital, Corp. (“Carriage House”) to assist the Company in enhancing its market awareness and foster productive, continuing dialogues with shareholders and other market participants. The agreement grants Draper and Carriage 350,000 share options each with the exercise price of $1.05 and expiry date of January 24, 2026. Per the agreement 150,000 share options vest on the 45th day and 61,111 share options vest on a monthly basis starting in the fourth month following the date of grant.

On February 23, 2024, the Company entered into a settlement agreement to issue 70,000 Class B shares to settle $81,900 of trade and other payables.

On February 23, 2024, the Company entered into a settlement agreement to issue 475,000 Class B shares to settle $836,309 of trade and other payables.

On February 23, 2024, the Company granted 55,000 RSUs to advisors of the Company for services provided. The RSUs vested immediately upon grant.

On March 26, 2024, the Board approved an amendment to the loan agreement with Celly, to increase the loan amount from C$1,000,000 to C$1,300,000. The amendment provides the Company the right to convert any loan amount outstanding including interest into Common Shares of Celly at $0.03 per share upon the occurrence of an event of default.

Subsequent to December 31, 2023, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) with H.C Wainwright & Co., LLC to sell Class B shares, having an aggregate offering price up to $11,154,232.